DESTRA MUTUAL FUNDS
SUPPLEMENT DATED AUGUST 25, 2014
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Destra Investment Trust Prospectus and Summary Prospectus dated January 31, 2014, as supplemented May 16, 2014	Destra Investment Trust II Prospectuses and Summary Prospectuses dated January 31, 2014, as supplemented May 16, 2014

Arrowpoint Asset Management LLC, a Delaware limited liability company (“Arrowpoint”), has agreed to acquire additional units in Destra Capital Management LLC, the parent company of Destra Capital Advisors LLC (“Destra”), the investment adviser of the Destra mutual funds (the “Funds”), and Destra Capital Investments LLC (“Destra Capital”), the distributor of the Funds. The Funds are series of Destra Investment Trust or Destra Investment Trust II (individually, a “Trust,” and collectively, the “Trusts”). As a result, Arrowpoint will indirectly become the majority owner and controlling person of Destra and Destra Capital. The acquisition of these additional units is subject to certain conditions, including obtaining the shareholder approval described below. There can be no assurance that the acquisition of units described above will be consummated as contemplated or that necessary conditions will be satisfied.

The consummation of the acquisition of units will be deemed to be an “assignment” (as defined in the Investment Company Act of 1940) of (i) the investment management agreements between the Funds and Destra, and (ii) the investment sub-advisory agreements by and among Destra, a Trust, on behalf of each of the Funds, and each Fund’s sub-adviser, and will result in automatic termination of each agreement. The Board of Trustees of each Trust (the “Board”) has considered a new investment management agreement with Destra and new investment sub-advisory agreements with each sub-adviser. The new agreements will be presented to each Fund’s shareholders for approval by means of a proxy statement, and, if so approved by shareholders, will take effect upon consummation of the acquisition of units.

The transaction is not expected to result in any change in the portfolio management of the Funds or in the Funds’ investment objectives or policies.

Shareholders are encouraged to read the related proxy statement, when available, because it will include important information. This is not a proxy and is not soliciting any proxy, which can only be done by means of a proxy statement.

PLEASE KEEP THIS WITH YOUR
FUND’S PROSPECTUS AND/OR SUMMARY PROSPECTUS
FOR FUTURE REFERENCE

DESTRA MUTUAL FUNDS
SUPPLEMENT DATED AUGUST 25, 2014
TO STATEMENTS OF ADDITIONAL INFORMATION

Destra Investment Trust Statement of Additional Information dated January 31, 2014, as supplemented May 16, 2014	Destra Investment Trust II Statements of Additional Information dated January 31, 2014, as supplemented May 16, 2014

Arrowpoint Asset Management LLC, a Delaware limited liability company (“Arrowpoint”), has agreed to acquire additional units in Destra Capital Management LLC, the parent company of Destra Capital Advisors LLC (“Destra”), the investment adviser of the Destra mutual funds (the “Funds”), and Destra Capital Investments LLC (“Destra Capital”), the distributor of the Funds. The Funds are series of Destra Investment Trust or Destra Investment Trust II (individually, a “Trust,” and collectively, the “Trusts”). As a result, Arrowpoint will indirectly become the majority owner and controlling person of Destra and Destra Capital. The acquisition of these additional units is subject to certain conditions, including obtaining the shareholder approval described below. There can be no assurance that the acquisition of units described above will be consummated as contemplated or that necessary conditions will be satisfied.

The consummation of the acquisition of units will be deemed to be an “assignment” (as defined in the Investment Company Act of 1940) of (i) the investment management agreements between the Funds and Destra, and (ii) the investment sub-advisory agreements by and among Destra, a Trust, on behalf of each of the Funds, and each Fund’s sub-adviser, and will result in automatic termination of each agreement. The Board of Trustees of each Trust (the “Board”) has considered a new investment management agreement with Destra and new investment sub-advisory agreements with each sub-adviser. The new agreements will be presented to each Fund’s shareholders for approval by means of a proxy statement, and, if so approved by shareholders, will take effect upon consummation of the acquisition of units.

The transaction is not expected to result in any change in the portfolio management of the Funds or in the Funds’ investment objectives or policies.

Shareholders are encouraged to read the related proxy statement, when available, because it will include important information. This is not a proxy and is not soliciting any proxy, which can only be done by means of a proxy statement.

PLEASE KEEP THIS WITH YOUR
FUND’S STATEMENT OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE